BlackRock Capital Appreciation Portfolio Expense Example - BlackRock Capital Appreciation Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	385
Expense Example, with Redemption, 10 Years	879
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	521
Expense Example, with Redemption, 10 Years	1,175
Class E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	467
Expense Example, with Redemption, 10 Years	$ 1,058